Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement of Financial Position [Abstract]
Convertible Notes, Debt Discount Current	$ 17,363	$ 0	$ 0
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares authorized	290,000,000	290,000,000	290,000,000
Common stock, shares issued	15,093,126	12,524,307	12,257,640
Common stock, shares outstanding	15,093,126	12,524,307	12,257,640